Indebtedness (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt	$ 17,034	$ 14,755
Less current portion of long-term debt	2,206	1,385
Debt excluding current portion, carrying value	14,828	13,370
U.S. Dollar Notes [Member]
Debt Instrument [Line Items]
Long-term debt	11,269	8,190
Due through	2041
Interest rate, minimum	2.50%
Interest rate, maximum	6.875%
Interest rate, average	4.982%
Euro Notes [Member]
Debt Instrument [Line Items]
Long-term debt	3,533	4,899
Due through	2016
Interest rate, minimum	4.25%
Interest rate, maximum	5.875%
Interest rate, average	5.10%
Swiss Franc Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,719	1,050
Due through	2021
Interest rate, minimum	1.00%
Interest rate, maximum	4.00%
Interest rate, average	2.802%
Other Payable [Member]
Debt Instrument [Line Items]
Long-term debt	$ 513	$ 616
Due through	2024
Interest rate, average	2.345%